NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2018
NATURE OF OPERATIONS AND GOING CONCERN [Text Block]
1.	NATURE OF OPERATIONS AND GOING CONCERN

	a)	Organization

Qwick Media Inc. (the “Company”) is governed by the corporate laws of the Cayman Islands. It is currently a reporting issuer in the Provinces of British Columbia and Ontario, Canada. Principal executive offices are located in Vancouver, British Columbia, Canada. The registered office is in the Cayman Islands.

The Company was incorporated on October 5, 2000 under the laws of the State of Nevada, and has since re-domiciled to the Cayman Islands and become a foreign private issuer with the United States Securities and Exchange Commission (the “SEC”). The Company is in the business of developing interactive proprietary software, intellectual property and hardware. The Company earns its revenue from the sale of digital media kiosks, as well as the performance of various software consulting and implementation services, mainly in Canada and the U.S.

	b)	Going Concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern.

As shown in the accompanying consolidated financial statements, the Company has incurred accumulated losses of $16,646,493 as at December 31, 2018 (2017 - $16,023,878). The future of the Company is dependent upon its ability to obtain adequate financing and upon future profitable operations. Management has plans to seek additional capital financing through private placement and a public offering of the Company’s common shares and from the issuance of promissory notes. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.